Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Common Stock
Common stock, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	[1]	30,000,000	30,000,000
Common stock, shares issued (in Shares)	[1]	4,985,096	4,725,096
Common stock, shares outstanding (in Shares)	[1]	4,798,358	4,538,358
Class B Common Stock
Common stock, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	[1]	1,000,000	1,000,000
Common stock, shares issued (in Shares)	[1]
Common stock, shares outstanding (in Shares)	[1]

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.